Other Balance Sheet Components - Accrued and other Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Accrued and other liabilities:
Payroll and welfare	[1]	$ 56,349	$ 57,848
Marketing expenses		49,998	53,380
Payroll withholding taxes		3,547	3,547
Sales rebates		95,121	60,663
Professional fees		8,249	6,170
VAT and other tax payable		48,651	51,563
Payable to other service providers		1,266	362
Amounts due to users		30,631	25,277
Unpaid consideration for acquisition	[2]	10,000
Others		13,625	9,805
Total accrued and other liabilities		$ 317,437	$ 268,615

[1]	Include amounts due to third parties, employees, related parties (see Note 9) and Weibo wallet users.
[2]	Weibo wallet enables users to conduct interest-generation activities on Weibo, such as handing out "red envelopes" and coupons to users and purchase different types of products and services on Weibo, including those offered by the Group, such as marketing services and VIP membership, and those offered by Weibo’s platform partners, such as e-commerce merchandises, financial products and virtual gifts. Amounts deposited by users primarily represent the receivables temporarily held in Weibo’s account on a third party online payment platform for Weibo wallet users. Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the consolidated balance sheets.